N-2	Sep. 28, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001809541
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	BLACKROCK CAPITAL ALLOCATION TERM TRUST
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses

Sales load (as a percentage of offering price)(1)	None

Offering expenses borne by the Trust (as a percentage of offering price)(1)	None

Dividend reinvestment plan fees	$0.02 per share for open‑market purchases of common shares(2)

Dividend reinvestment plan sale transaction fee	$2.50(2)
(1)
Total offering expenses, which will be borne by the Advisor and not the Trust or Common Shareholders, are estimated to be $517,000 in the aggregate, or approximately 0.18% of the estimated Subscription Price, which assumes that the Rights offering is fully subscribed.

(2)
Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 2.50	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%	[1]
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of net assets attributable to Common Shares)

Management fees(3)(4)	1.25%

Other Expenses	0.14%

Miscellaneous Other Expenses(5)(7)	0.05%

Interest Expense(6)	0.09%

Acquired Fund Fees and Expenses	0.01%

Total Trust Operating Annual Expenses(7)	1.40%

Fee Waivers and/or Expense Reimbursements(4)	(0.01)%

Total Annual Trust Operating Expenses After Fee Waivers and/or Expense Reimbursements(4)	1.39%
(3)
The Trust currently pays the Advisor a monthly management fee in arrears at an annual rate equal to 1.25% of the average daily value of the Trust’s Managed Assets. For purposes of calculating these fees, “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes). The Trust may use leverage in the form of a credit facility, reverse repurchase agreements, or derivative instruments with leverage embedded in them. When the Trust uses leverage, its net assets attributable to common shares are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common shares are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Trust’s use of leverage in the form of higher fees as a percentage of the Trust’s net assets attributable to common shares than if the Trust did not use leverage.

(4)
The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of management fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust) or a majority of the outstanding voting securities of the Trust, upon 90 days’ written notice by the Trust to the Advisor.

(5)	Miscellaneous Other Expenses are based on estimated amounts for the current fiscal year.
(6)
As of September 24, 2026, BCAT did not have any borrowings outstanding under its credit facility. The Trust has access to a credit facility with BNP Paribas Prime Brokerage International, Limited under which the Trust can borrow up to $550,000,000, subject to asset coverage and other limitations. If leverage is utilized in the future, interest expense borne by the Trust will vary over time in accordance with the level of the Trust’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of the Trust for accounting purposes.

(7)
The total annual expenses do not correlate to the ratios of expenses to average net assets shown in the Trust’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Miscellaneous Other Expenses based on estimated amounts for the current fiscal year.

Management Fees [Percent]	1.25%	[3],[4]
Acquired Fund Fees and Expenses [Percent]	0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.05%	[5],[6]
Other Annual Expense 2 [Percent]	0.09%	[7]
Other Annual Expenses [Percent]	0.14%
Total Annual Expenses [Percent]	1.40%	[6]
Waivers and Reimbursements of Fees [Percent]	(0.01%)	[3]
Net Expense over Assets [Percent]	1.39%	[3]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 1.39% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$14	$44	$76	$168
*
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	$ 14
Expense Example, Years 1 to 3	44
Expense Example, Years 1 to 5	76
Expense Example, Years 1 to 10	$ 168
Purpose of Fee Table , Note [Text Block]
The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our Common Shares as a percentage of net assets attributable to Common Shares. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the Rights offering.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Transaction Fees, Note [Text Block]	Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]	The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Trust’s investment objectives are to provide total return and income through a combination of current income, current gains and long-term capital appreciation.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The following table sets forth the unaudited capitalization of the Trust as of June 30, 2026, and its adjusted capitalization assuming the Common Shares available in the rights offering discussed in this Prospectus Supplement had been issued.

	Actual as of June 30, 2026	As Adjusted
	(unaudited)	(unaudited)
Shareholders’ equity applicable to Common Shares:
Common Shares	105,845,249	127,100,449
Paid‑in Capital*	$1,424,966,446	$1,715,099,926
Distributions in excess of net investment income, net realized gain on investments, futures contracts, and foreign currency transactions	$0	$0
Accumulated Gain/(Loss)	$120,118,767	$120,118,767
Net depreciation	$31,637,435	$31,637,435
Net Assets applicable to Common Shares	$1,576,722,648	$1,866,856,128
Net Asset Value	$14.90	$14.69
*	As adjusted paid‑in surplus reflects the issuance of 21,255,200 Common Shares issued in the primary subscription at the estimated Subscription Price of $13.65.

Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	$ 0.02	[2]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Common Shares

[1]	Total offering expenses, which will be borne by the Advisor and not the Trust or Common Shareholders, are estimated to be $517,000 in the aggregate, or approximately 0.18% of the estimated Subscription Price, which assumes that the Rights offering is fully subscribed.
[2]	Computershare Trust Company, N.A.’s (in such capacity, the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your Common Shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of management fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust) or a majority of the outstanding voting securities of the Trust, upon 90 days’ written notice by the Trust to the Advisor.
[4]	The Trust currently pays the Advisor a monthly management fee in arrears at an annual rate equal to 1.25% of the average daily value of the Trust’s Managed Assets. For purposes of calculating these fees, “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes). The Trust may use leverage in the form of a credit facility, reverse repurchase agreements, or derivative instruments with leverage embedded in them. When the Trust uses leverage, its net assets attributable to common shares are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common shares are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Trust’s use of leverage in the form of higher fees as a percentage of the Trust’s net assets attributable to common shares than if the Trust did not use leverage.
[5]	Miscellaneous Other Expenses are based on estimated amounts for the current fiscal year.
[6]	The total annual expenses do not correlate to the ratios of expenses to average net assets shown in the Trust’s most recent annual report, which does not include the Acquired Fund Fees and Expenses and the restatement of Miscellaneous Other Expenses based on estimated amounts for the current fiscal year.
[7]	As of September 24, 2026, BCAT did not have any borrowings outstanding under its credit facility. The Trust has access to a credit facility with BNP Paribas Prime Brokerage International, Limited under which the Trust can borrow up to $550,000,000, subject to asset coverage and other limitations. If leverage is utilized in the future, interest expense borne by the Trust will vary over time in accordance with the level of the Trust’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of the Trust for accounting purposes.